Item 405  - Amy Siefer

Based solely on its
review of the copies of
such forms received by
it, or written
representations from
certain reporting
persons, the Fund
believes that, during the
fiscal year ended March
31, 2025, all such
filing requirements were
met with respect to the
Fund, with the exception
of statement of changes
of beneficial
ownership on Form 4 for
Amy Siefer, which was
filed late due to an
administrative
oversight.